Introduction and overview of Group's risk management - Fair value estimation (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities, Carrying value	$ 4,228,448	$ 4,626,931
Borrowings
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities, Carrying value	3,347,949	3,510,847
Borrowings | Not measured at fair value in statement of financial position but for which fair value is disclosed
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities, Carrying value	3,347,949	3,510,847
Fair value	$ 3,342,636	$ 3,224,775